Federated Hermes New York Municipal Cash Trust Expense Example - Cash Series Shares [Member] - Federated Hermes New York Municipal Cash Trust - CS	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,545